Morgan, Lewis & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

December 30, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Pension Investors Trust: (File Nos. 002-96538 and 811-04262)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, American Pension Investors Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 46 (“PEA No. 46”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 46 is to register the API Master Allocation Fund, a new series of the Trust.

Please contact me at (202)739-5676 with your questions or comments.

Sincerely,

/s/ Joseph J. Yanoshik
Joseph J. Yanoshik